Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000030208
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes Corporate Bond Strategy Portfolio
C000030209
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes High Yield Strategy Portfolio
C000030211
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Federated Hermes Mortgage Strategy Portfolio
Without Sales Load [Member] | C000030208
Average Annual Return [Line Items]
Average Annual Return, Percent	7.80%	0.44%	4.28%
Without Sales Load [Member] | C000030209
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%	4.35%	6.28%
Without Sales Load [Member] | C000030211
Average Annual Return [Line Items]
Average Annual Return, Percent	8.80%	0.34%	1.87%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
FEDERATED INDEX: Bloomberg US Credit Index (BUSC)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index
Average Annual Return, Percent	7.83%	(0.05%)	3.15%
FEDERATED INDEX: Baa component of the Bloomberg US Credit Index (BUSC-Baa)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Credit Index (Baa Component)
Average Annual Return, Percent	8.20%	0.35%	3.85%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.62%	4.50%	6.52%
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Average Annual Return, Percent	8.58%	0.15%	1.59%